         THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED MAY 25, 2001


           The Munder Funds                       The Munder Funds
     Supplement Dated June 5, 2001          Supplement Dated June 5, 2001
 to Prospectus Dated October 27, 2000   to Prospectus Dated October 27, 2000
     As Restated February 26, 2001         Class A, B, C and II Shares of:
     (All Funds Except Power Plus)

          to Prospectus Dated
    February 26, 2001 (Power Plus)
    Class A, B, C and II Shares of:


Munder Balanced Fund,  Munder Bio(Tech)/2/ Fund, Munder  Digital Economy Fund,
 Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future
  Technology Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund
   (formerly Munder Growth Opportunities Fund), Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate
    Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder
     Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund

                           RE-OPENING OF NETNET FUND

Effective May 23, 2001, the NetNet Fund will be re-opened to new investors.

                            REINVESTMENT PRIVILEGE

The Reinvestment Privilege in the section entitled Your Investment-- Shareholder Privileges in the prospectus is hereby deleted in its entirety and replaced with the following:

  Reinvestment Privilege. For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                FEES AND EXPENSES FOR MULTI-SEASON GROWTH FUND

The section entitled Risk/Return Summary--Fees and Expenses for the Multi-Season Growth Fund is hereby deleted in its entirety and replaced with the following:

 Annual Fund Operating Expenses as a % of
                net assets
--------------------------------------------
                     Class A Class B Class C
                     Shares  Shares  Shares
                     ------- ------- -------
Multi-Season Growth
 Fund
Management Fees
 (1)...............   0.75%   0.75%   0.75%
Distribution and/or
 Service (12b-1)
 Fees..............   0.25%   1.00%   1.00%
Other Expenses.....   0.25%   0.25%   0.25%
                      -----   -----   -----
Total Annual Fund
 Operating
 Expenses..........   1.25%   2.00%   2.00%
                      =====   =====   =====

                             Examples
----------------------------------------------------------------------
                         Class A Class B   Class B    Class C Class C
                         Shares  Shares*   Shares**   Shares* Shares**
                         ------- -------   --------   ------- --------
1 Year.................. $  675  $  720     $  205    $  308   $  205
3 Years................. $  930  $  961     $  634    $  633   $  633
5 Years................. $1,205  $1,319     $1,088    $1,087   $1,087
10 Years................ $1,988  $2,149***  $2,149*** $2,345   $2,345

-------
(1) The expenses have been restated for the current fiscal year to reflect a reduction in the management fee for the Fund to 0.75% effective as of May 15, 2001.

          MANAGEMENT FOR MICRO-CAP EQUITY FUND AND EQUITY INCOME FUND

The Management--Portfolio Managers sections in the prospectus with respect to the Micro-Cap Equity Fund and Equity Income Fund are hereby deleted and replaced with the following:

  A team of professional portfolio managers employed by MCM makes investment decisions for each Fund.

SUPPROEQABC&1160501

          THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED MAY 25, 2001


            The Munder Funds                        The Munder Funds
     Supplement Dated June 5, 2001           Supplement Dated June 5, 2001
  to Prospectus Dated October 27, 2000    to Prospectus Dated October 27, 2000
     As Restated February 26, 2001                 Class K Shares of:
     (All Funds Except Power Plus)

          to Prospectus Dated
     February 26, 2001 (Power Plus)
           Class K Shares of:


Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
 Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Index 500 Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder
  Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund,
   Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S.
    Treasury Money Market Fund

                 FEES AND EXPENSES FOR MULTI-SEASON GROWTH FUND

The section entitled Risk/Return Summary--Fees and Expenses for the Multi-Season Growth Fund is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses as a % of net
                   assets
---------------------------------------------
Multi-Season Growth Fund
Management Fees (1)...................  0.75%
Other Expenses
 Shareholder Servicing Fees...........  0.25%
 Other Operating Expenses.............  0.25%
                                        -----
Total Other Expenses..................  0.50%
                                        -----
Total Annual Fund Operating Expenses..  1.25%
                                        =====

           Examples
-------------------------------
1 Year.................. $  128
3 Years................. $  399
5 Years................. $  690
10 Years................ $1,518

-------
(1) The expenses have been restated for the current fiscal year to reflect a reduction in the management fee for the Fund to 0.75% effective as of May 15, 2001.

          MANAGEMENT FOR MICRO-CAP EQUITY FUND AND EQUITY INCOME FUND

The Management--Portfolio Managers sections in the prospectus with respect to the Micro-Cap Equity Fund and Equity Income Fund are hereby deleted and replaced with the following:

    A team of professional portfolio managers employed by MCM makes investment decisions for each Fund.

SUPPROK60501

         THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED MAY 25, 2001


           The Munder Funds                       The Munder Funds
     Supplement Dated June 5, 2001          Supplement Dated June 5, 2001
 to Prospectus Dated October 27, 2000   to Prospectus Dated October 27, 2000
     As Restated February 26, 2001               Class Y Shares of:
     (All Funds Except Power Plus)

          to Prospectus Dated
    February 26, 2001 (Power Plus)
          Class Y Shares of:


Munder Balanced Fund,  Munder Bio(Tech)/2/ Fund, Munder  Digital Economy Fund,
Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future
 Technology Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund (formerly Munder Growth Opportunities Fund), Munder Multi-Season Growth
  Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington
   Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S.
    Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-
     Free Money Market Fund and Munder U.S. Treasury Money Market Fund

                           RE-OPENING OF NETNET FUND

Effective May 23, 2001, the NetNet Fund will be re-opened to new investors.

                FEES AND EXPENSES FOR MULTI-SEASON GROWTH FUND

The section entitled Risk/Return Summary--Fees and Expenses for the Multi-Season Growth Fund is hereby deleted in its entirety and replaced with the following:


     Annual Fund Operating Expenses
          as a % of net assets
-----------------------------------------
Multi-Season Growth Fund
Management Fees (1)...............  0.75%
Other Expenses....................  0.25%
                                   -----
 Total Annual Fund Operating Ex-
  penses..........................  1.00%
                                   =====

           Examples
-------------------------------
1 Year.................. $  103
3 Years................. $  320
5 Years................. $  555
10 Years................ $1,229

--------
(1) The expenses have been restated for the current fiscal year to reflect a reduction in the management fee for the Fund to 0.75% effective as of May 15, 2001.

          MANAGEMENT FOR MICRO-CAP EQUITY FUND AND EQUITY INCOME FUND

The Management--Portfolio Managers sections in the prospectus with respect to the Micro-Cap Equity Fund and Equity Income Fund are hereby deleted and replaced with the following:

 A team of professional portfolio managers employed by MCM makes investment decisions for each Fund.

                            AVAILABILITY OF SHARES

The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Future Technology Fund, Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of Montana.

SUPPROY60501